Document and Entity Information	Mar. 09, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001297996
Document Type	8-K
Document Period End Date	Mar. 09, 2020
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-32336
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	Four Embarcadero Center
Entity Address, Address Line Two	Suite 3200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	738-6500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	DLR Pr C
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series G Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr G
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series I Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr I
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE